Retirement Plans (Schedule Of Expenses For Pension, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Abstract]
Defined contribution plans	$ 11,376,000	$ 9,408,000	$ 11,444,000
Number of treasury stock shares held	96,148	97,428
Treasury stock held value	$ 2,100,000	$ 2,000,000